Leases - Maturity profile of lease liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Leases
Undiscounted lease liability	€ 11,142	€ 15,257
Effect of discounting	(1,470)	(1,893)
Lease liability	9,672	13,364
Cash outflow for leases	3,567	3,067	€ 3,018
Committed future lease contracts not yet commenced
Leases
Undiscounted lease liability	1,339	1,491
Committed future lease contracts not yet commenced | Vantage Towers AG
Leases
Undiscounted lease liability	€ 1,031	1,171
Lease term	8 years
Within one year
Leases
Undiscounted lease liability	€ 2,603	3,452
In more than one year but less than two years
Leases
Undiscounted lease liability	1,984	2,574
In more than two years but less than three years
Leases
Undiscounted lease liability	1,599	2,200
In more than three years but less than four years
Leases
Undiscounted lease liability	1,461	1,981
In more than four years but less than five years
Leases
Undiscounted lease liability	1,129	1,810
In more than five years
Leases
Undiscounted lease liability	€ 2,366	€ 3,240